Segment reporting - Revenue by major product categories (Details) - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Segment reporting
Total lease cost	$ 42,135,715	$ 16,959,986
Shiitake
Segment reporting
Total lease cost	10,009,944	9,413,658
Mu Er
Segment reporting
Total lease cost	10,854,307	7,203,277
Cotton
Segment reporting
Total lease cost	10,283,106
Corn
Segment reporting
Total lease cost	10,209,876
Other edible fungi and other agricultural products
Segment reporting
Total lease cost	$ 778,482	$ 343,051